Short-term investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term investments
Wealth management products	¥ 29,873	¥ 42,270
Time deposits	45,624
Total	¥ 75,497	¥ 42,270